Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

March 31, 2019

VIPDCA-QTLY-0519
1.799855.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Entertainment - 0.5%
Electronic Arts, Inc. (a)	7,800	$792,714
Interactive Media & Services - 1.7%
Alphabet, Inc. Class C (a)	2,244	2,632,908
Media - 0.0%
MSG Network, Inc. Class A (a)	254	5,525
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	14,500	337,560

TOTAL COMMUNICATION SERVICES		3,768,707

CONSUMER DISCRETIONARY - 13.5%
Automobiles - 0.6%
Ferrari NV	6,800	909,840
Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc. (a)	9,602	1,099,525
Laureate Education, Inc. Class A (a)	47,100	705,087
		1,804,612
Hotels, Restaurants & Leisure - 3.7%
ARAMARK Holdings Corp.	19,500	576,225
Dalata Hotel Group PLC	123,340	813,537
McDonald's Corp.	17,500	3,323,250
Yum! Brands, Inc.	10,700	1,067,967
		5,780,979
Household Durables - 1.7%
D.R. Horton, Inc.	32,500	1,344,850
NVR, Inc. (a)	510	1,411,170
		2,756,020
Internet & Direct Marketing Retail - 2.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	4,800	875,760
Amazon.com, Inc. (a)	2,000	3,561,500
		4,437,260
Specialty Retail - 2.2%
Five Below, Inc. (a)	2,600	323,050
Ross Stores, Inc.	19,300	1,796,830
Ulta Beauty, Inc. (a)	4,100	1,429,793
		3,549,673
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	13,700	626,775
NIKE, Inc. Class B	18,700	1,574,727
		2,201,502

TOTAL CONSUMER DISCRETIONARY		21,439,886

CONSUMER STAPLES - 5.8%
Beverages - 2.0%
Coca-Cola European Partners PLC	17,800	920,972
Keurig Dr. Pepper, Inc.	30,500	853,085
Pernod Ricard SA	7,667	1,376,073
		3,150,130
Household Products - 3.3%
Energizer Holdings, Inc.	19,900	894,107
Procter & Gamble Co.	40,900	4,255,645
Reckitt Benckiser Group PLC	600	49,934
		5,199,686
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	4,700	778,085

TOTAL CONSUMER STAPLES		9,127,901

ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Cheniere Energy, Inc. (a)	16,900	1,155,284
ConocoPhillips Co.	29,100	1,942,134
Hess Corp.	13,600	819,128
Suncor Energy, Inc.	47,400	1,536,195
		5,452,741
FINANCIALS - 12.0%
Banks - 3.1%
HDFC Bank Ltd. sponsored ADR	10,900	1,263,419
M&T Bank Corp.	19,200	3,014,784
SunTrust Banks, Inc.	12,100	716,925
		4,995,128
Capital Markets - 5.6%
Bank of New York Mellon Corp.	66,400	3,348,552
Charles Schwab Corp.	59,575	2,547,427
CME Group, Inc.	12,500	2,057,250
HUB24 Ltd.	39,373	387,202
The Blackstone Group LP	16,300	570,011
		8,910,442
Consumer Finance - 1.1%
American Express Co.	15,300	1,672,290
Diversified Financial Services - 0.2%
Netwealth Group Ltd.	50,000	292,541
Insurance - 2.0%
American International Group, Inc.	41,900	1,804,214
Aon PLC	7,600	1,297,320
		3,101,534

TOTAL FINANCIALS		18,971,935

HEALTH CARE - 18.0%
Biotechnology - 2.8%
AC Immune SA (a)	8,700	43,935
Alexion Pharmaceuticals, Inc. (a)	18,225	2,463,656
Atara Biotherapeutics, Inc. (a)	4,300	170,925
Biogen, Inc. (a)	2,500	590,950
Immunomedics, Inc. (a)	26,400	507,144
Vertex Pharmaceuticals, Inc. (a)	3,300	607,035
		4,383,645
Health Care Equipment & Supplies - 4.4%
Align Technology, Inc. (a)	3,200	909,856
Becton, Dickinson & Co.	10,100	2,522,273
Boston Scientific Corp. (a)	42,900	1,646,502
Intuitive Surgical, Inc. (a)	2,400	1,369,392
Masimo Corp. (a)	2,100	290,388
Penumbra, Inc. (a)	1,900	279,319
		7,017,730
Health Care Providers & Services - 3.2%
Covetrus, Inc. (a)	16,900	538,265
Humana, Inc.	3,000	798,000
UnitedHealth Group, Inc.	6,500	1,607,190
Universal Health Services, Inc. Class B	16,200	2,167,074
		5,110,529
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	2,600	329,836
Life Sciences Tools & Services - 2.0%
Bio-Techne Corp.	100	19,855
Codexis, Inc. (a)	5,100	104,703
Mettler-Toledo International, Inc. (a)	2,100	1,518,300
Thermo Fisher Scientific, Inc.	5,600	1,532,832
		3,175,690
Pharmaceuticals - 5.4%
Allergan PLC	8,200	1,200,562
AstraZeneca PLC sponsored ADR	81,300	3,286,959
Horizon Pharma PLC (a)	26,800	708,324
Novartis AG sponsored ADR	17,500	1,682,450
Perrigo Co. PLC	16,300	785,008
Zoetis, Inc. Class A	8,900	895,963
		8,559,266

TOTAL HEALTH CARE		28,576,696

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.3%
HEICO Corp. Class A	5,900	495,954
United Technologies Corp.	24,900	3,209,361
		3,705,315
Building Products - 0.5%
Kingspan Group PLC (Ireland)	18,056	835,693
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	24,048	1,457,068
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	5,800	436,102
Electrical Equipment - 2.3%
AMETEK, Inc.	12,400	1,028,828
Fortive Corp.	31,900	2,676,091
		3,704,919
Machinery - 2.4%
Chart Industries, Inc. (a)	2,000	181,040
Deere & Co.	10,800	1,726,272
Gardner Denver Holdings, Inc. (a)	34,500	959,445
IDEX Corp.	6,100	925,614
		3,792,371
Professional Services - 1.1%
Equifax, Inc.	7,200	853,200
TransUnion Holding Co., Inc.	12,100	808,764
		1,661,964
Road & Rail - 0.8%
Norfolk Southern Corp.	6,800	1,270,852

TOTAL INDUSTRIALS		16,864,284

INFORMATION TECHNOLOGY - 27.0%
Electronic Equipment & Components - 0.4%
Zebra Technologies Corp. Class A (a)	2,900	607,637
IT Services - 8.7%
Booz Allen Hamilton Holding Corp. Class A	25,300	1,470,942
Broadridge Financial Solutions, Inc.	800	82,952
Fiserv, Inc. (a)	16,200	1,430,136
GoDaddy, Inc. (a)	10,356	778,668
PayPal Holdings, Inc. (a)	23,289	2,418,330
Visa, Inc. Class A	48,516	7,577,714
		13,758,742
Semiconductors & Semiconductor Equipment - 5.0%
ASML Holding NV	4,200	789,810
Broadcom, Inc.	5,500	1,653,905
Cree, Inc. (a)	6,100	349,042
Lam Research Corp.	2,700	483,327
NVIDIA Corp.	6,900	1,238,964
NXP Semiconductors NV	19,800	1,750,122
Semtech Corp. (a)	6,900	351,279
Texas Instruments, Inc.	12,200	1,294,054
		7,910,503
Software - 12.4%
Adobe, Inc. (a)	13,400	3,570,966
ANSYS, Inc. (a)	2,600	475,046
Autodesk, Inc. (a)	5,000	779,100
Black Knight, Inc. (a)	16,800	915,600
Intuit, Inc.	6,900	1,803,729
Microsoft Corp.	81,800	9,647,489
Parametric Technology Corp. (a)	8,800	811,184
Salesforce.com, Inc. (a)	7,100	1,124,427
SolarWinds, Inc. (a)	8,900	173,728
Splunk, Inc. (a)	2,400	299,040
		19,600,309
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	4,690	890,866

TOTAL INFORMATION TECHNOLOGY		42,768,057

MATERIALS - 2.8%
Chemicals - 2.2%
DowDuPont, Inc.	37,896	2,020,236
Sherwin-Williams Co.	2,000	861,420
The Chemours Co. LLC	17,400	646,584
		3,528,240
Containers & Packaging - 0.6%
Aptargroup, Inc.	8,000	851,120

TOTAL MATERIALS		4,379,360

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	19,200	3,783,552
Crown Castle International Corp.	12,400	1,587,200
SBA Communications Corp. Class A (a)	4,600	918,436
		6,289,188
TOTAL COMMON STOCKS
(Cost $137,099,326)		157,638,755

Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Banks - 0.5%
Itau Unibanco Holding SA sponsored ADR
(Cost $809,943)	90,600	798,186

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 2.48% (b)
(Cost $25,133)	25,128	25,133
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $137,934,402)		158,462,074
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,569)
NET ASSETS - 100%		$158,457,505

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,225
Fidelity Securities Lending Cash Central Fund	390
Total	$3,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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